UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

Explorer Fund

Schedule of Investments
As of July 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (17.6%)
	Dick's Sporting Goods Inc.	1,481,910	76,185
*	Life Time Fitness Inc.	1,346,145	71,736
	DSW Inc. Class A	938,259	71,111
	GameStop Corp. Class A	1,439,992	70,646
*	Urban Outfitters Inc.	1,459,460	62,115
	Hanesbrands Inc.	913,139	57,948
	Dana Holding Corp.	2,061,900	45,053
*	CarMax Inc.	799,370	39,201
*,^ Outerwall Inc.		708,921	39,168
*	Fifth & Pacific Cos. Inc.	1,625,630	38,722
*,^ Imax Corp.		1,528,178	38,480
*	Buffalo Wild Wings Inc.	370,410	38,367
*	Crocs Inc.	2,801,300	38,294
	Service Corp. International	2,002,130	37,980
	Texas Roadhouse Inc. Class A	1,482,060	36,222
*	LKQ Corp.	1,383,761	36,075
*	MGM Resorts International	2,172,430	35,432
	Pier 1 Imports Inc.	1,490,391	35,024
*	Live Nation Entertainment Inc.	2,133,260	34,943
	Cheesecake Factory Inc.	801,698	34,024
	Brunswick Corp.	879,025	33,183
*	Tenneco Inc.	679,177	32,825
	Churchill Downs Inc.	387,750	31,489
*	TRW Automotive Holdings Corp.	428,565	31,418
*	Under Armour Inc. Class A	452,000	30,343
	Tractor Supply Co.	245,050	29,683
*	DreamWorks Animation SKG Inc. Class A	1,197,840	29,659
	Stage Stores Inc.	1,168,286	29,160
	Ryland Group Inc.	719,947	29,115
	Guess? Inc.	780,365	26,283
*	Ulta Salon Cosmetics & Fragrance Inc.	259,625	26,196
*	Standard Pacific Corp.	3,151,100	25,776
	Sotheby's	562,000	25,290
	HSN Inc.	408,800	24,553
	Group 1 Automotive Inc.	331,276	24,114
*	Cabela's Inc.	336,400	23,090
*	Denny's Corp.	4,045,981	23,022
*	Genesco Inc.	321,876	22,654
	Cinemark Holdings Inc.	768,700	22,385
	PetSmart Inc.	297,155	21,758
*	Tumi Holdings Inc.	889,420	21,275
*	BJ's Restaurants Inc.	591,759	21,090
*	AMC Networks Inc. Class A	307,300	20,976
	Abercrombie & Fitch Co.	337,000	16,806
*	New York Times Co. Class A	1,337,400	16,290
*	Hibbett Sports Inc.	274,261	16,085
*	K12 Inc.	514,272	15,994
*	Krispy Kreme Doughnuts Inc.	756,863	15,909
	Movado Group Inc.	429,779	15,678

*	Bally Technologies Inc.	206,190	14,780
*	Francesca's Holdings Corp.	594,500	14,779
*	Steven Madden Ltd.	282,020	14,501
*	HomeAway Inc.	477,400	14,375
	Oxford Industries Inc.	210,155	14,221
*	Del Frisco's Restaurant Group Inc.	648,235	13,639
*	Marriott Vacations Worldwide Corp.	309,886	13,635
	Domino's Pizza Inc.	208,547	13,051
*	Express Inc.	577,725	13,028
	Chico's FAS Inc.	735,800	12,604
	Tiffany & Co.	148,900	11,839
*	iRobot Corp.	318,160	11,123
*	Grand Canyon Education Inc.	328,130	11,097
*	Lululemon Athletica Inc.	145,300	10,109
	Vail Resorts Inc.	140,648	9,421
*	Sally Beauty Holdings Inc.	281,746	8,596
	Six Flags Entertainment Corp.	233,032	8,573
*	Tesla Motors Inc.	51,790	6,954
*	Mattress Firm Holding Corp.	147,175	6,012
*	Meritage Homes Corp.	128,400	5,811
*	Steiner Leisure Ltd.	95,705	5,545
	KB Home	303,800	5,392
	Shoe Carnival Inc.	172,550	4,609
*	Sonic Corp.	250,275	3,847
*	Goodyear Tire & Rubber Co.	205,900	3,809
*	Gentherm Inc.	176,772	3,606
*	Discovery Communications Inc.	48,100	3,495
*,^ Noodles & Co.		74,700	3,240
	Ross Stores Inc.	47,100	3,178
	Brinker International Inc.	77,699	3,120
*	Asbury Automotive Group Inc.	62,700	3,062
	Cracker Barrel Old Country Store Inc.	30,000	2,937
*	Smith & Wesson Holding Corp.	247,000	2,924
*	Conn's Inc.	44,797	2,895
	Buckle Inc.	49,400	2,765
*	Starz	121,100	2,733
	American Eagle Outfitters Inc.	138,900	2,728
*	ANN Inc.	79,071	2,680
*	Papa John's International Inc.	40,000	2,674
	Sturm Ruger & Co. Inc.	50,450	2,566
	Regal Entertainment Group Class A	132,700	2,501
*	Chuy's Holdings Inc.	68,572	2,420
*	Jarden Corp.	52,100	2,369
	Foot Locker Inc.	64,500	2,330
	Thor Industries Inc.	41,400	2,238
*	Bloomin' Brands Inc.	90,200	2,129
	Aaron's Inc.	73,626	2,110
*	Madison Square Garden Co. Class A	33,700	1,987
*	Hovnanian Enterprises Inc. Class A	361,300	1,933
*	Lions Gate Entertainment Corp.	56,262	1,830
*	Shutterfly Inc.	33,900	1,817
*	Lamar Advertising Co. Class A	39,500	1,712
*	Multimedia Games Holding Co. Inc.	48,600	1,701
*	Panera Bread Co. Class A	9,800	1,637
*	Jack in the Box Inc.	35,900	1,439
	DineEquity Inc.	15,600	1,087
	Tupperware Brands Corp.	12,200	1,028

*	Orbitz Worldwide Inc.	106,100	977
^	Blyth Inc.	60,600	849
*	Lumber Liquidators Holdings Inc.	7,800	755
	Brown Shoe Co. Inc.	31,000	737
	National CineMedia Inc.	38,182	691
	Pool Corp.	12,600	665
	Haverty Furniture Cos. Inc.	22,000	572
	Cooper Tire & Rubber Co.	15,100	506
	PetMed Express Inc.	29,500	494
	GNC Holdings Inc. Class A	6,000	317
	Ameristar Casinos Inc.	7,300	193
	Fisher Communications Inc.	4,400	180
			1,973,982
Consumer Staples (2.7%)
^	Herbalife Ltd.	758,223	49,663
*	United Natural Foods Inc.	659,294	38,635
*	Smithfield Foods Inc.	1,017,810	33,791
	Sanderson Farms Inc.	463,600	32,749
	Hillshire Brands Co.	869,500	30,615
	PriceSmart Inc.	290,100	26,408
	Casey's General Stores Inc.	312,000	20,664
*	Fresh Market Inc.	372,420	19,656
	Glanbia plc	1,347,697	17,626
	McCormick & Co. Inc.	104,426	7,478
	Nu Skin Enterprises Inc. Class A	46,927	3,925
*	Fairway Group Holdings Corp.	117,900	2,956
*	Pilgrim's Pride Corp.	172,186	2,862
	Whole Foods Market Inc.	44,700	2,484
*	Rite Aid Corp.	788,600	2,366
*	Annie's Inc.	56,600	2,338
	Ingredion Inc.	34,400	2,312
*	Green Mountain Coffee Roasters Inc.	29,500	2,277
*	TreeHouse Foods Inc.	25,800	1,831
*	Dean Foods Co.	139,000	1,515
*	Prestige Brands Holdings Inc.	33,900	1,149
			303,300
Energy (4.6%)
	Cabot Oil & Gas Corp.	675,915	51,248
*	Superior Energy Services Inc.	1,424,652	36,500
^	Core Laboratories NV	233,675	34,958
*	Rosetta Resources Inc.	705,600	32,182
*	Atwood Oceanics Inc.	564,025	31,777
*	Southwestern Energy Co.	689,230	26,735
*	ION Geophysical Corp.	3,996,638	24,579
*	Whiting Petroleum Corp.	472,585	24,324
	Comstock Resources Inc.	1,437,630	24,109
	Trican Well Service Ltd.	1,361,900	20,049
*	Bonanza Creek Energy Inc.	485,040	19,761
*	Gulfport Energy Corp.	293,340	15,606
*	Helix Energy Solutions Group Inc.	612,670	15,543
*	TETRA Technologies Inc.	1,514,916	15,331
	SemGroup Corp. Class A	268,440	15,151
	RPC Inc.	954,250	13,665
*	Approach Resources Inc.	502,725	13,317
*,^ Clean Energy Fuels Corp.		1,013,020	13,078
*	Kodiak Oil & Gas Corp.	1,321,748	12,834

*	Carrizo Oil & Gas Inc.	387,827	12,282
*	Rex Energy Corp.	540,075	10,364
*	Pioneer Energy Services Corp.	1,449,815	9,830
	Oceaneering International Inc.	92,300	7,485
*	Key Energy Services Inc.	1,099,800	6,973
*	Basic Energy Services Inc.	355,000	4,061
*	Oil States International Inc.	29,900	2,907
*	Alpha Natural Resources Inc.	526,200	2,863
*	Dril-Quip Inc.	31,400	2,855
	Western Refining Inc.	79,000	2,380
	Delek US Holdings Inc.	74,100	2,242
	Range Resources Corp.	27,400	2,167
	CVR Energy Inc.	41,000	1,935
*	Hercules Offshore Inc.	272,700	1,882
	HollyFrontier Corp.	37,746	1,719
*	Forum Energy Technologies Inc.	58,700	1,695
	Alon USA Energy Inc.	120,900	1,651
*	Vaalco Energy Inc.	237,500	1,472
*	Halcon Resources Corp.	212,900	1,167
*	Newpark Resources Inc.	30,800	352
*	James River Coal Co.	137,673	273
			519,302
Exchange-Traded Funds (1.7%)
^,2 Vanguard Small-Cap ETF		865,083	86,569
^,2 Vanguard Small-Cap Growth ETF		713,200	78,395
^	iShares Russell 2000 ETF	179,660	18,625
			183,589
Financials (7.3%)
*	Affiliated Managers Group Inc.	283,735	51,172
*,3 eHealth Inc.		1,489,965	45,802
	NASDAQ OMX Group Inc.	1,390,877	45,064
	CapitalSource Inc.	3,253,600	39,369
	Brown & Brown Inc.	1,126,865	37,175
	Zions Bancorporation	1,240,490	36,768
	East West Bancorp Inc.	1,160,110	35,766
*	Signature Bank	347,986	31,858
*	WisdomTree Investments Inc.	2,438,984	31,585
	Radian Group Inc.	2,152,649	30,245
	Och-Ziff Capital Management Group LLC Class A	2,669,149	30,161
	International Bancshares Corp.	1,231,796	29,822
	Financial Engines Inc.	613,700	29,298
	National Penn Bancshares Inc.	2,471,193	26,664
	MFA Financial Inc.	3,318,025	26,478
	Tower Group International Ltd.	1,202,404	26,297
	Synovus Financial Corp.	7,727,915	25,734
	Primerica Inc.	613,800	25,190
	Protective Life Corp.	579,747	25,120
	HFF Inc. Class A	1,166,470	24,496
*	Stifel Financial Corp.	515,107	19,394
	Evercore Partners Inc. Class A	296,980	14,083
	Solar Capital Ltd.	575,677	12,682
	Redwood Trust Inc.	727,500	12,324
	Cathay General Bancorp	491,638	11,681
	First Horizon National Corp.	860,630	10,612
	Cardinal Financial Corp.	570,569	9,335
	PacWest Bancorp	240,487	8,518

*	Portfolio Recovery Associates Inc.	44,800	6,689
	STAG Industrial Inc.	305,900	6,341
*	IntercontinentalExchange Inc.	17,900	3,266
	CBOE Holdings Inc.	51,900	2,600
*	Credit Acceptance Corp.	22,035	2,479
	Lexington Realty Trust	195,925	2,457
*	SVB Financial Group	27,700	2,416
*	World Acceptance Corp.	28,076	2,338
	ProAssurance Corp.	42,700	2,286
	Federated Investors Inc. Class B	73,700	2,140
	Omega Healthcare Investors Inc.	65,600	2,088
	Nelnet Inc. Class A	49,676	1,931
	Montpelier Re Holdings Ltd.	71,100	1,920
*	Arch Capital Group Ltd.	34,600	1,874
	Apartment Investment & Management Co. Class A	60,300	1,772
	Regency Centers Corp.	33,100	1,745
	Axis Capital Holdings Ltd.	39,000	1,699
*	First Cash Financial Services Inc.	29,825	1,593
	Extra Space Storage Inc.	30,000	1,262
*	St. Joe Co.	51,200	1,161
*	Encore Capital Group Inc.	29,723	1,155
	Ryman Hospitality Properties Inc.	29,800	1,110
	Inland Real Estate Corp.	107,800	1,109
	Coresite Realty Corp.	30,800	1,046
	QC Holdings Inc.	377,846	1,016
	CBL & Associates Properties Inc.	40,600	924
	Old National Bancorp	60,038	865
*	FelCor Lodging Trust Inc.	134,900	815
	Rayonier Inc.	12,627	738
	Sovran Self Storage Inc.	9,600	663
	Oritani Financial Corp.	36,800	598
*	Silvercrest Asset Management Group Inc. Class A	31,543	429
	Universal Health Realty Income Trust	9,200	400
	GAMCO Investors Inc.	6,800	384
*	Realogy Holdings Corp.	7,300	328
*	Nationstar Mortgage Holdings Inc.	5,900	273
	Federal Realty Investment Trust	1,000	105
			814,708
Health Care (16.5%)
	Cooper Cos. Inc.	878,546	111,883
*	Alkermes plc	2,930,135	98,394
	West Pharmaceutical Services Inc.	1,224,960	90,353
*	Covance Inc.	949,925	78,369
*	Salix Pharmaceuticals Ltd.	954,834	70,562
*	Onyx Pharmaceuticals Inc.	455,509	59,808
*	Bruker Corp.	2,670,242	47,851
*	ICON plc	1,210,645	47,481
*	Cyberonics Inc.	903,248	46,960
*,3 Kindred Healthcare Inc.		2,957,439	45,426
*	Catamaran Corp.	837,297	44,209
*	Health Management Associates Inc. Class A	3,275,785	44,158
^	ResMed Inc.	843,853	40,210
*	WellCare Health Plans Inc.	655,800	40,023
	Universal Health Services Inc. Class B	517,150	36,175
*	Henry Schein Inc.	338,350	35,131
*	Regeneron Pharmaceuticals Inc.	124,800	33,703
*	Allscripts Healthcare Solutions Inc.	2,025,400	32,022

*	Luminex Corp.	1,585,886	31,575
*	Vertex Pharmaceuticals Inc.	388,100	30,970
*	Insulet Corp.	967,715	30,860
*	Mettler-Toledo International Inc.	128,659	28,382
*	BioMarin Pharmaceutical Inc.	429,800	27,787
*	Actavis Inc.	194,930	26,173
*	Incyte Corp. Ltd.	1,107,690	25,931
*	Seattle Genetics Inc.	637,540	25,833
*	Bio-Rad Laboratories Inc. Class A	209,240	25,525
*	Optimer Pharmaceuticals Inc.	1,960,973	24,532
	DENTSPLY International Inc.	560,350	24,028
*	Brookdale Senior Living Inc. Class A	783,362	22,811
*	Isis Pharmaceuticals Inc.	760,339	21,936
*	Santarus Inc.	876,140	21,308
*	Nektar Therapeutics	1,891,323	21,202
*	WuXi PharmaTech Cayman Inc. ADR	931,970	20,690
*	Jazz Pharmaceuticals plc	263,870	19,925
*	Haemonetics Corp.	418,270	17,659
*	MedAssets Inc.	799,697	17,409
*	QIAGEN NV	827,000	17,284
*	Molina Healthcare Inc.	463,153	17,192
*	Elan Corp. plc ADR	1,113,373	17,146
*	ABIOMED Inc.	679,300	17,037
*	Alexion Pharmaceuticals Inc.	142,703	16,586
*	Hyperion Therapeutics Inc.	600,440	15,041
*	NPS Pharmaceuticals Inc.	815,719	14,691
*,^ Exelixis Inc.		2,801,947	14,206
*	Edwards Lifesciences Corp.	178,500	12,741
*	ImmunoGen Inc.	651,011	12,402
	Air Methods Corp.	357,002	11,992
*	Align Technology Inc.	267,800	11,526
*	MWI Veterinary Supply Inc.	77,426	11,008
*	Pacira Pharmaceuticals Inc.	315,938	10,720
*	Globus Medical Inc.	611,794	10,254
*	Akorn Inc.	620,818	8,809
*	IPC The Hospitalist Co. Inc.	167,681	8,446
*	ICU Medical Inc.	115,850	8,305
*,^ Sarepta Therapeutics Inc.		217,660	8,058
*	Array BioPharma Inc.	1,159,095	7,720
*	Tornier NV	467,498	7,667
*	BioScrip Inc.	451,472	7,336
*	Myriad Genetics Inc.	232,798	6,907
*	Wright Medical Group Inc.	225,385	6,180
*	HeartWare International Inc.	65,925	6,093
	Trinity Biotech plc ADR	307,350	5,987
*	Aegerion Pharmaceuticals Inc.	62,142	5,692
*	Volcano Corp.	274,189	5,476
	Invacare Corp.	313,350	4,891
*	Medidata Solutions Inc.	51,700	4,784
*	Infinity Pharmaceuticals Inc.	225,025	4,766
*	ViroPharma Inc.	126,425	4,339
*	Cubist Pharmaceuticals Inc.	61,400	3,827
*	United Therapeutics Corp.	46,800	3,502
	Questcor Pharmaceuticals Inc.	51,624	3,449
*	Illumina Inc.	39,900	3,185
*	PAREXEL International Corp.	63,400	3,135
*	Cerner Corp.	62,800	3,077

* athenahealth Inc.	26,500	2,967
* Charles River Laboratories International Inc.	57,500	2,619
Chemed Corp.	33,106	2,337
* IDEXX Laboratories Inc.	22,900	2,244
* Cepheid Inc.	64,000	2,232
* Sirona Dental Systems Inc.	31,500	2,224
* AMN Healthcare Services Inc.	145,200	2,146
* NuVasive Inc.	90,700	2,070
* HMS Holdings Corp.	82,600	1,998
^ PDL BioPharma Inc.	214,300	1,740
* Hologic Inc.	75,900	1,723
* Acadia Healthcare Co. Inc.	37,400	1,379
* Bio-Reference Labs Inc.	46,300	1,239
* Providence Service Corp.	37,300	1,028
* Greenway Medical Technologies	88,700	1,026
* Centene Corp.	18,000	998
* Endocyte Inc.	50,850	914
* Neogen Corp.	15,654	884
* Addus HomeCare Corp.	42,000	825
* Sagent Pharmaceuticals Inc.	36,700	797
Abaxis Inc.	16,809	708
* Alliance HealthCare Services Inc.	35,600	694
* Ligand Pharmaceuticals Inc. Class B	13,600	644
* Prothena Corp. plc	33,894	589
* Dyax Corp.	112,800	455
* Thoratec Corp.	12,900	423
* Medical Action Industries Inc.	42,100	387
* Team Health Holdings Inc.	8,000	322
Utah Medical Products Inc.	2,000	112
		1,846,435
Industrials (15.5%)
* WESCO International Inc.	728,675	55,219
* B/E Aerospace Inc.	766,807	53,454
Pentair Ltd.	865,650	52,874
MSC Industrial Direct Co. Inc. Class A	631,005	51,080
Kennametal Inc.	1,172,200	50,803
Chicago Bridge & Iron Co. NV	762,451	45,427
Belden Inc.	761,985	44,660
* Armstrong World Industries Inc.	862,135	43,176
* Moog Inc. Class A	748,408	42,090
A.O. Smith Corp.	994,530	41,094
Manpowergroup Inc.	600,790	40,175
EnerSys Inc.	722,915	38,257
* AerCap Holdings NV	2,135,016	37,405
* JetBlue Airways Corp.	5,560,800	36,368
Waste Connections Inc.	834,400	36,096
* Genesee & Wyoming Inc. Class A	384,688	34,491
* IHS Inc. Class A	313,560	34,423
* Old Dominion Freight Line Inc.	780,663	34,099
* Swift Transportation Co.	1,875,400	33,457
* Huron Consulting Group Inc.	645,865	32,900
Triumph Group Inc.	417,188	32,733
* Middleby Corp.	180,602	32,317
* Mobile Mini Inc.	918,324	31,691
Flowserve Corp.	553,425	31,368
Con-way Inc.	748,840	31,039
* Teledyne Technologies Inc.	379,903	30,457

*	Clean Harbors Inc.	531,075	29,974
	AMETEK Inc.	560,295	25,930
	Acuity Brands Inc.	296,060	25,609
*	RBC Bearings Inc.	455,194	24,972
*,^ Polypore International Inc.		564,955	23,722
*	Stericycle Inc.	194,815	22,587
	KAR Auction Services Inc.	818,200	20,815
*	American Woodmark Corp.	593,259	20,580
	Landstar System Inc.	361,615	19,549
*	Hexcel Corp.	552,625	19,458
	Corporate Executive Board Co.	286,483	19,318
	UTi Worldwide Inc.	1,152,235	19,012
*	United Rentals Inc.	331,026	18,974
	Lennox International Inc.	263,561	18,929
	Graco Inc.	249,521	17,412
	Towers Watson & Co. Class A	204,270	17,206
*	Beacon Roofing Supply Inc.	413,360	16,861
*	Esterline Technologies Corp.	202,294	16,475
*	Quanta Services Inc.	605,505	16,234
*	Rush Enterprises Inc. Class A	632,371	15,759
*	Terex Corp.	534,200	15,748
	Lindsay Corp.	204,037	15,323
*	Trimas Corp.	403,457	14,940
	Kaman Corp.	350,827	13,282
	Mine Safety Appliances Co.	243,173	12,920
*	51job Inc. ADR	184,965	12,300
	H&E Equipment Services Inc.	538,054	12,289
	Herman Miller Inc.	433,957	12,199
	Knight Transportation Inc.	713,480	12,108
	TAL International Group Inc.	295,682	11,901
*	Avis Budget Group Inc.	375,554	11,883
*	Hub Group Inc. Class A	305,936	11,702
*	CAI International Inc.	542,519	11,387
*	Advisory Board Co.	178,962	10,503
*	MasTec Inc.	302,259	9,975
	Actuant Corp. Class A	268,695	9,488
	Exponent Inc.	89,822	5,939
	Lincoln Electric Holdings Inc.	62,500	3,690
*	DigitalGlobe Inc.	107,800	3,493
*	Verisk Analytics Inc. Class A	53,800	3,463
	Dun & Bradstreet Corp.	32,600	3,378
	Fortune Brands Home & Security Inc.	80,900	3,342
*	Alaska Air Group Inc.	54,624	3,341
	Generac Holdings Inc.	72,400	3,139
*	DXP Enterprises Inc.	43,800	3,022
*	US Airways Group Inc.	154,200	2,984
	Deluxe Corp.	69,709	2,859
	Mueller Water Products Inc. Class A	367,200	2,842
	Cintas Corp.	58,100	2,760
*	II-VI Inc.	152,700	2,700
	Avery Dennison Corp.	57,200	2,559
	ITT Corp.	81,100	2,534
*	Proto Labs Inc.	36,975	2,502
*	Hertz Global Holdings Inc.	94,000	2,407
*	AECOM Technology Corp.	70,000	2,373
*	USG Corp.	93,100	2,340
*	Aegion Corp. Class A	99,816	2,278

Steelcase Inc. Class A	147,179	2,243
Robert Half International Inc.	57,600	2,145
Carlisle Cos. Inc.	31,200	2,113
Valmont Industries Inc.	15,100	2,109
Crane Co.	31,400	1,912
* Taser International Inc.	213,200	1,893
* MRC Global Inc.	68,500	1,837
* Chart Industries Inc.	15,900	1,808
Comfort Systems USA Inc.	114,800	1,774
Copa Holdings SA Class A	11,900	1,656
Acacia Research Corp.	68,800	1,570
Altra Holdings Inc.	61,500	1,534
* PGT Inc.	150,200	1,502
* WageWorks Inc.	43,768	1,478
Standex International Corp.	24,200	1,428
* Trex Co. Inc.	24,700	1,169
Mueller Industries Inc.	13,700	752
* Republic Airways Holdings Inc.	54,100	743
Huntington Ingalls Industries Inc.	6,500	404
Barrett Business Services Inc.	5,600	393
Toro Co.	7,600	375
* Saia Inc.	10,500	314
* National Technical Systems Inc.	14,800	236
TransDigm Group Inc.	1,400	202
IDEX Corp.	2,200	131
		1,730,143
Information Technology (24.2%)
* Alliance Data Systems Corp.	656,683	129,879
* Ultimate Software Group Inc.	678,199	91,760
* PTC Inc.	2,994,591	81,093
* Cadence Design Systems Inc.	5,109,060	74,490
* TiVo Inc.	6,144,960	67,902
* QLIK Technologies Inc.	2,118,908	66,364
* Pandora Media Inc.	3,091,850	56,705
* Finisar Corp.	2,904,400	56,142
* Euronet Worldwide Inc.	1,443,205	53,124
* First Solar Inc.	1,004,468	49,460
* ValueClick Inc.	2,012,890	49,195
* WNS Holdings Ltd. ADR	2,477,937	49,162
* Sapient Corp.	3,454,390	47,360
* Imperva Inc.	849,280	42,991
* Sourcefire Inc.	566,300	42,716
* Informatica Corp.	1,107,545	42,275
* Teradyne Inc.	2,478,220	40,866
* Acxiom Corp.	1,571,000	40,485
* Trimble Navigation Ltd.	1,385,040	39,529
* Microsemi Corp.	1,582,190	39,017
Convergys Corp.	2,023,681	38,308
* NCR Corp.	1,057,540	38,071
* Infoblox Inc.	1,140,600	37,298
IAC/InterActiveCorp	731,935	37,043
* Ciena Corp.	1,525,620	33,655
* Rovi Corp.	1,477,663	33,292
* Aruba Networks Inc.	1,869,052	33,232
Genpact Ltd.	1,608,400	32,795
* Silicon Laboratories Inc.	781,638	30,531
^ IPG Photonics Corp.	499,900	30,444

	FEI Co.	387,410	30,005
*	JDS Uniphase Corp.	2,033,920	29,838
*	Bankrate Inc.	1,644,830	29,492
*	LinkedIn Corp. Class A	144,200	29,386
*	Diodes Inc.	1,025,734	28,115
*	Red Hat Inc.	526,100	27,236
	j2 Global Inc.	586,847	26,860
	MercadoLibre Inc.	228,435	26,825
*	F5 Networks Inc.	302,495	26,547
*	Concur Technologies Inc.	296,185	26,328
*	ON Semiconductor Corp.	3,142,740	25,896
*	MICROS Systems Inc.	530,985	25,875
*	CoStar Group Inc.	158,630	24,834
	NICE Systems Ltd. ADR	631,945	24,463
*	WEX Inc.	281,300	24,456
*	Atmel Corp.	3,088,985	24,403
*	Aspen Technology Inc.	731,430	23,801
*,^ Zillow Inc. Class A		319,500	23,605
*	Tyler Technologies Inc.	306,092	22,841
	Heartland Payment Systems Inc.	609,219	22,730
	FactSet Research Systems Inc.	199,650	21,798
*	Cardtronics Inc.	730,608	21,524
*	Skyworks Solutions Inc.	880,978	21,161
*,^ Liquidity Services Inc.		736,200	20,982
*	Akamai Technologies Inc.	428,423	20,222
*	Dealertrack Technologies Inc.	515,889	19,294
*	Palo Alto Networks Inc.	391,097	19,140
*	Riverbed Technology Inc.	1,207,600	18,887
*	Salesforce.com Inc.	406,560	17,787
	Syntel Inc.	244,262	17,533
*	Ruckus Wireless Inc.	1,258,900	16,756
*	Proofpoint Inc.	609,820	16,410
^	Ubiquiti Networks Inc.	740,539	15,566
	Avago Technologies Ltd. Class A	422,630	15,502
*	RADWARE Ltd.	1,115,000	15,275
*	Nanometrics Inc.	990,028	15,207
	Fair Isaac Corp.	291,225	14,550
*	Hittite Microwave Corp.	231,063	14,437
	Power Integrations Inc.	256,660	14,155
*	EVERTEC Inc.	589,675	14,093
*	SPS Commerce Inc.	214,900	13,867
*,^ Stratasys Ltd.		155,100	13,750
*	Millennial Media Inc.	1,269,158	12,577
*	FleetCor Technologies Inc.	133,562	11,990
*	Progress Software Corp.	454,875	11,640
*	SS&C Technologies Holdings Inc.	318,672	11,402
*	Manhattan Associates Inc.	125,490	11,086
*	Angie's List Inc.	489,670	10,783
*	Super Micro Computer Inc.	920,285	10,666
*	Brocade Communications Systems Inc.	1,565,700	10,428
	MKS Instruments Inc.	376,227	10,203
	Mentor Graphics Corp.	453,030	9,301
*	Entropic Communications Inc.	2,095,200	9,282
*	InvenSense Inc.	518,067	9,159
*	VeriFone Systems Inc.	461,840	8,807
*	PROS Holdings Inc.	245,000	8,041
	Littelfuse Inc.	100,000	7,999

* E2open Inc.	380,000	7,554
Monolithic Power Systems Inc.	242,000	6,336
* Semtech Corp.	205,755	6,224
* Tremor Video Inc.	730,900	6,118
* Interactive Intelligence Group Inc.	96,479	5,480
Intersil Corp. Class A	495,495	5,059
* Synchronoss Technologies Inc.	142,200	4,904
* Fairchild Semiconductor International Inc. Class A	384,250	4,849
* Virtusa Corp.	178,000	4,589
* Dropbox Private Placement	445,203	4,212
* Polycom Inc.	419,985	4,015
* Gartner Inc.	66,238	3,975
* CommVault Systems Inc.	42,500	3,588
Jack Henry & Associates Inc.	70,700	3,415
Broadridge Financial Solutions Inc.	115,900	3,354
* OSI Systems Inc.	43,400	3,055
Cognex Corp.	54,300	2,884
* SunPower Corp. Class A	103,100	2,851
* Anixter International Inc.	33,931	2,818
MAXIMUS Inc.	73,648	2,770
* LSI Corp.	348,200	2,709
* Vantiv Inc. Class A	102,000	2,661
* Fortinet Inc.	121,300	2,578
* MaxLinear Inc.	367,300	2,545
* CalAmp Corp.	163,961	2,517
* RealD Inc.	234,535	2,498
Microchip Technology Inc.	62,800	2,496
* Unisys Corp.	95,340	2,473
* Freescale Semiconductor Ltd.	149,200	2,342
DST Systems Inc.	32,896	2,304
* Plexus Corp.	65,500	2,291
AOL Inc.	60,800	2,240
* Information Services Group Inc.	835,334	2,205
Booz Allen Hamilton Holding Corp.	103,141	2,205
* Zebra Technologies Corp.	45,800	2,115
* ARRIS Group Inc.	122,900	1,848
* Silicon Graphics International Corp.	89,100	1,677
* RF Micro Devices Inc.	318,130	1,651
* AVG Technologies NV	70,500	1,572
* SunEdison Inc.	152,000	1,532
* VeriSign Inc.	31,900	1,526
National Instruments Corp.	51,500	1,452
* Cree Inc.	20,200	1,412
* Cavium Inc.	35,900	1,312
MTS Systems Corp.	20,500	1,292
Lender Processing Services Inc.	39,000	1,274
* ANSYS Inc.	15,700	1,253
* Electronics for Imaging Inc.	41,600	1,249
* ARM Holdings plc ADR	27,200	1,092
* Exar Corp.	71,200	926
CSG Systems International Inc.	33,600	796
Pegasystems Inc.	21,400	768
* Calix Inc.	64,900	758
* Silicon Image Inc.	99,100	568
* Extreme Networks	120,400	521
* NeuStar Inc. Class A	8,800	493

* Synaptics Inc.	9,900	396
		2,709,577
Materials (5.6%)
KapStone Paper and Packaging Corp.	1,441,077	63,479
Smurfit Kappa Group plc	2,517,558	50,820
* Graphic Packaging Holding Co.	5,180,564	44,553
PolyOne Corp.	1,517,260	43,864
Ball Corp.	901,385	40,373
Methanex Corp.	804,090	38,460
Ashland Inc.	437,590	38,000
* WR Grace & Co.	460,835	35,401
Minerals Technologies Inc.	702,160	32,299
Albemarle Corp.	503,935	31,249
Allegheny Technologies Inc.	1,100,000	30,327
Schweitzer-Mauduit International Inc.	529,614	28,673
FMC Corp.	423,170	27,997
* Ferro Corp.	3,634,155	23,731
Carpenter Technology Corp.	413,430	21,614
Steel Dynamics Inc.	1,340,700	20,861
American Vanguard Corp.	400,734	9,894
Koppers Holdings Inc.	252,362	9,754
* OM Group Inc.	170,300	5,257
Valspar Corp.	57,200	3,896
Packaging Corp. of America	68,800	3,701
* Owens-Illinois Inc.	110,100	3,276
NewMarket Corp.	10,473	2,855
Rock Tenn Co. Class A	24,900	2,847
Westlake Chemical Corp.	26,500	2,757
* Louisiana-Pacific Corp.	155,600	2,530
Airgas Inc.	21,500	2,219
* Berry Plastics Group Inc.	72,500	1,672
International Flavors & Fragrances Inc.	17,600	1,420
* American Pacific Corp.	22,900	833
Balchem Corp.	10,148	505
* Chemtura Corp.	6,700	150
		625,267
Telecommunication Services (1.0%)
* SBA Communications Corp. Class A	437,745	32,432
* Vonage Holdings Corp.	9,656,390	31,094
* tw telecom inc Class A	1,009,725	30,070
Cogent Communications Group Inc.	580,662	16,619
Atlantic Tele-Network Inc.	40,000	2,040
IDT Corp. Class B	38,000	785
Windstream Corp.	31,000	259
* Fairpoint Communications Inc.	20,700	181
		113,480
Utilities (0.1%)
* NRG Yield Inc. Class A	310,292	8,843
American States Water Co.	39,900	2,562
Otter Tail Corp.	26,200	802
		12,207
Total Common Stocks (Cost $7,456,855)		10,831,990

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.0%)
[4,5] Vanguard Market Liquidity Fund	0.124%		449,196,075	449,196

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc.
(Dated 7/31/13, Repurchase Value
$23,700,000, collateralized by Government
National Mortgage Assn. 3.000%-4.000%,
3/15/41-7/15/43, with a value of
$24,174,000)	0.100%	8/1/13	23,700	23,700

U.S. Government and Agency Obligations (0.2%)
[6,7] Federal Home Loan Bank Discount Notes	0.090%	10/11/13	200	200
[6,7] Federal Home Loan Bank Discount Notes	0.100%	11/13/13	2,000	1,999
[6,7] Federal Home Loan Bank Discount Notes	0.090%-0.100%	1/15/14	5,000	4,996
[7,8] Freddie Mac Discount Notes	0.130%	9/16/13	6,000	5,999
8 Freddie Mac Discount Notes	0.120%	12/30/13	2,500	2,498
				15,692
Total Temporary Cash Investments (Cost $488,591)				488,588
Total Investments (101.2%) (Cost $7,945,446)				11,320,578
Other Assets and Liabilities-Net (-1.2%)[5]				(128,825)
Net Assets (100%)				11,191,753

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $103,031,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 2.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $105,257,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $9,897,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operationshave been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Explorer Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

Explorer Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,759,332	68,446	4,212
Temporary Cash Investments	449,196	39,392	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(126)	—	—
Total	11,208,438	107,838	4,212
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2013	1,036	191,477	7,368
E-mini S&P MidCap 400 Index	September 2013	254	31,229	1,177

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Explorer Fund

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		July 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
eHealth Inc.	32,368	2,059	2,639	—	45,802
HFF Inc. Class A	30,986	785	20,895	3.467	NA1
Kindred Healthcare Inc.	27,981	2,374	1,353	—	45,426
Optimer Pharmaceuticals Inc.	NA2	28,079	26,236	—	NA2
TiVo Inc.	63,219	16,142	17,232	—	NA1
	154,554			3,467	91,228

1 Not applicable — At July 31, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable — At October 31, 2012, and July 31, 2013, the issuer was not an affiliated company of the fund, but it was affiliated during the period.

G. At July 31, 2013, the cost of investment securities for tax purposes was $7,945,446,000. Net unrealized appreciation of investment securities for tax purposes was $3,375,132,000, consisting of unrealized gains of $3,543,979,000 on securities that had risen in value since their purchase and $168,847,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.